Supplemental cash flow information (Tables)	12 Months Ended
Dec. 31, 2024
Cash Flow Statement [Abstract]
Schedule of changes in non-cash working capital
Changes in non-cash working capital for the years ended December 31, 2024 and 2023 were as follows:

For the years ended December 31	2024	2023
Changes in non-cash working capital:
Trade and other receivables	$60,279	$(32,690)
Inventories	(26,689)	12,997
Prepaid expenses	(3,266)	(19,439)
Trade, other payables and accrued liabilities	(225,562)	(17,333)
	(195,238)	(56,465)
Adjustments for items not having a cash effect and working capital changes relating to taxes and interest paid and interest received	(10,790)	6,027
Changes in non-cash working capital having a cash effect	$(206,028)	$(50,438)
These changes relate to the following activities:
Operating	$(123,655)	$(59,058)
Financing	(67,737)	68,750
Investing	(14,636)	(60,130)
Changes in non-cash working capital	$(206,028)	$(50,438)

Schedule of reconciliation of liabilities arising from financing activities	Reconciliation of movements in liabilities to cash flows arising from financing activities:

	Long term debt (note 8)	Lease obligations (note 9)
Balance at December 31, 2023	$2,141,801	$872,120

Changes from financing cash flows
Repayment of long-term debt and financing fees	(322,378)	—
Net proceeds on issue of long-term debt	585,393	—
Payment of lease obligations	—	(141,247)
Total changes from financing cash flows	263,015	(141,247)

Liability-related other changes
Finance costs	10,119	—
New lease obligations	—	89,349
Other	—	(2,017)
Total liability-related other changes	10,119	87,332
Balance at December 31, 2024	$2,414,935	$818,205